Share premium account - Schedule of Share Premium Account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of classes of share capital [line items]
At 1 January	£ 18,504	[1]	£ 18,479	[1]	£ 17,863
Issued under employee share schemes	64		25		19
Redemption of preference shares	0		0		597
At 31 December	18,568		18,504	[1]	18,479	[1]
Capital redemption reserve
Disclosure of classes of share capital [line items]
Redemption of preference shares (note 42)	£ 0		£ 0		£ 17

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.